JPMorgan Short-Intermediate Municipal Bond Fund Expense Example - A C I Shares [Member] - JPMorgan Short-Intermediate Municipal Bond Fund	Feb. 28, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 295
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	680
Expense Example, with Redemption, 10 Years	1,258
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	222
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,533
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	161
Expense Example, with Redemption, 5 Years	309
Expense Example, with Redemption, 10 Years	$ 739